Other (Income) /Expense, Net	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Other (Income) /Expense, Net [Abstract]
Other (income) /expense, net
25	Other (income) /expense, net

The components of other income (expense), net were as follows:

	Three months ended December 31,		Nine months ended December 31,
(In USD)	2023	2022	2023	2022
Other (income) /expense, net - other than related parties
Interest income	$(13,412)	$(886)	$(33,799)	$(11,470)
Change in fair value of convertible promissory note	(7,986,326)	-	(6,990,870)	-
Change in fair value of senior subordinated convertible promissory notes	(20,110,058)	-	(3,448,846)	-
Change in fair value of derivative financial instrument	(6,571,082)	-	-	-
Loss/(gain) on sale of assets	1,713	-	85,806	-
Loss/ (gain) on sale of assets held for sale	175,156	78,706	176,541	(1,391,876)
Net losses/(gains) on foreign currency remeasurements	5,188	470,343	18,886	313,236
Loss on assets written off	(364)	-	39,650	-
Payable to customers written back	(762)	(136,012)	(58,265)	(141,514)
Provision written off	384	-	(113,443)	-
Other, net	(3,451)	(21,737)	(53,395)	(48,481)
Total	(34,503,014)	390,414	(10,377,735)	(1,280,105)

Other (income) - from related parties
Interest income	$(5,548)	$(2,393)	$(11,224)	$(12,122)
Total	(5,548)	(2,393)	(11,224)	(12,122)

24	Other (income) /expense, net

The components of other income (expense), net were as follows:

(In USD) Year ended	March 31, 2023	March 31, 2022
Other (income) /expense, net – other than related parties
Interest income	$(13,097)	$(125,700)
Gain on termination/ modification of finance leases	(130,719)	(369,583)
Change in fair value of preferred stock warrant	(420,245)	—
Loss/ (gain) on sale of assets	311,375	(523,845)
Loss/ (gain) on sale of assets held for sale	(1,644,650)	(137,549)
Net (gains)/ losses on foreign currency remeasurements	313,584	9,083
Other, net	(459,804)	(457,428)
Total	(2,043,556)	(1,605,022)
Other (income) – from related parties
Interest income	$(15,804)	$(16,860)
Total	(15,804)	(16,860)